Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 50,980	$ 53,968
Equity securities designated at FVOCI	779	585
Securities measured at amortized cost	33,665	31,800
Securities mandatorily measured and designated at FVTPL	72,054	62,693
Total financial securities	$ 157,478	$ 149,046